Other receivables	12 Months Ended
Mar. 31, 2021
Other receivables
Other receivables

6.Other receivables

	As of March 31,
	2021	2020
Redemption of fund	$5,563,191	$—
Escrow deposit for IPO guarantee	150,001	—
Total	$5,713,192	$—

The Company made investment in financial assets held for trading of $8,000,000 which was belonging to Level 3 to measure fair value. As of March 19, 2021, the Company redeemed the fund and suffered a loss of $2,436,809. As of March 31, 2021, the Company has not received the redemption amount of $5,563,191 netting of transaction fee of $172,057.